THE LAZARD FUNDS, INC. Lazard Global Dynamic Multi-Asset Portfolio Lazard Opportunistic Strategies Portfolio Lazard Real Assets Portfolio	LAZARD RETIREMENT SERIES, INC. Lazard Retirement Global Dynamic Multi-Asset Portfolio Lazard Retirement Opportunistic Strategies Portfolio Lazard Retirement Real Assets Portfolio

Supplement to Current Summary Prospectuses, Prospectuses and Statements of Additional Information

The following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for the Lazard Global Dynamic Multi-Asset Portfolio and the “Lazard Funds Summary Section—Lazard Global Dynamic Multi-Asset Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since May 2016.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since May 2020.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since January 2024.

The following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for Lazard Retirement Global Dynamic Multi-Asset Portfolio and the “Lazard Retirement Series Summary Section—Lazard Retirement Global Dynamic Multi-Asset Portfolio—Management—Portfolio Managers/ Analysts” section in the applicable Prospectus:

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since May 2013.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since May 2020.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since January 2024.

The following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for the Lazard Opportunistic Strategies Portfolio and the “Lazard Funds Summary Section—Lazard Opportunistic Strategies Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since February 2017.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since February 2017.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since May 2023.

The following replaces the “Lazard Retirement Series Summary Section—Lazard Retirement Opportunistic Strategies Portfolio—Management—Portfolio Managers/ Analysts” section in the applicable Prospectus:

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, will serve from inception.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, will serve from inception.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, will serve from inception.

The following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for the Lazard Real Assets Portfolio and the “Lazard Funds Summary Section—Lazard Real Assets Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Dan McGoey, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since April 2022.

Terence P. Brennan, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since April 2022.

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since December 2016.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since May 2020.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since January 2024.

The following replaces the “Lazard Retirement Series Summary Section—Lazard Retirement Real Assets Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Dan McGoey, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, will serve from inception.

Terence P. Brennan, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, will serve from inception.

Stephen Marra, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, will serve from inception.

Kim Tilley, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, will serve from inception.

David Alcaly, portfolio manager/analyst on the Investment Manager’s Multi-Asset team, has been with the Portfolio since January 2024.

The following supersedes and replaces any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the applicable Prospectus:

Real Assets Portfolio—Dan McGoey (since April 2022), Terence P. Brennan (since April 2022), Stephen Marra (since December 2016), Kim Tilley (since May 2020) and David Alcaly (since January 2024)

Opportunistic Strategies Portfolio—Stephen Marra, Kim Tilley (each since February 2017) and David Alcaly (since May 2023)

Global Dynamic Multi-Asset Portfolio—Stephen Marra (since May 2016), Kim Tilley (since May 2020) and David Alcaly (since January 2024)

The following supersedes and replaces any contrary information in the section entitled “Lazard Retirement Series Fund Management—Portfolio Management” in the applicable Prospectus:

Retirement Real Assets Portfolio—Dan McGoey, Terence P. Brennan, Stephen Marra, Kim Tilley and David Alcaly (since January 2024)

Retirement Opportunistic Strategies Portfolio—Stephen Marra, Kim Tilley and David Alcaly

Retirement Global Dynamic Multi-Asset Portfolio—Stephen Marra (since May 2013), Kim Tilley (since May 2020) and David Alcaly (since January 2024)

The following information supplements the information under the tables in “Management—Portfolio Managers—Portfolio Manager Ownership of Portfolio and Other Accounts Shares” in the applicable Statement of Additional Information:

As of December 31, 2023, David Alcaly owned beneficially interests in the Lazard Global Dynamic Multi-Asset Portfolio or other accounts as noted below:

Market Value of Portfolio Shares	Market Value of Other Accounts Shares	Aggregate Market Value in Strategy
$10,001-$50,000	None	$10,001-$50,000

As of December 31, 2023, David Alcaly did not own beneficially interests in the Lazard Real Assets Portfolio or other accounts.

Dated: January 22, 2024